The Chesapeake Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Common Stocks - 87.0%	Shares	Value
Communications - 10.8%
Entertainment Content - 1.1%
Take-Two Interactive Software, Inc. *	2,245	$ 545,356

Internet Media & Services - 9.7%
Alphabet, Inc. - Class C	6,938	2,474,438
Meta Platforms, Inc. - Class A	2,521	1,403,466
Netflix, Inc. *	8,615	617,781
		4,495,685
Consumer Discretionary - 10.0%
Apparel & Textile Products - 1.0%
Ralph Lauren Corporation	1,205	458,310

E-Commerce Discretionary - 5.9%
Amazon.com, Inc. *	10,020	2,721,232

Home Construction - 1.4%
Toll Brothers, Inc.	4,435	647,022

Retail - Discretionary - 1.7%
TJX Companies, Inc. (The)	5,147	809,829

Consumer Staples - 3.7%
Beverages - 2.0%
Monster Beverage Corporation *	9,410	906,936

Retail - Consumer Staples - 1.7%
Target Corporation	5,550	801,919

Financials - 16.1%
Asset Management - 7.3%
UBS Group AG	64,180	3,384,853

Banking - 5.5%
Citigroup, Inc.	19,285	2,554,299

Institutional Financial Services - 3.3%
Goldman Sachs Group, Inc. (The)	825	840,163
Interactive Brokers Group, Inc. - Class A	7,745	681,483
		1,521,646

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 87.0% (Continued)	Shares	Value
Health Care - 2.7%
Biotech & Pharma - 2.7%
Eli Lilly & Company	1,081	$ 1,241,896

Industrials - 9.3%
Aerospace & Defense - 6.6%
Boeing Company (The) *	7,905	1,708,586
HEICO Corporation	2,625	935,445
Woodward, Inc.	1,185	427,489
		3,071,520
Electrical Equipment - 2.7%
AMETEK, Inc.	1,980	478,586
Amphenol Corporation - Class A	3,665	588,966
Vertiv Holdings Company - Class A	825	199,295
		1,266,847
Technology - 34.4%
Semiconductors - 13.6%
Analog Devices, Inc.	1,405	516,211
Broadcom, Inc.	4,120	1,603,834
KLA Corporation	2,867	524,145
Monolithic Power Systems, Inc.	80	114,082
NVIDIA Corporation	14,260	2,862,695
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,760	711,480
		6,332,447
Software - 6.4%
Crowdstrike Holdings, Inc. - Class A *	610	116,425
Microsoft Corporation	4,298	1,997,366
Shopify, Inc. - Class A *	7,261	850,626
		2,964,417
Technology Hardware - 8.7%
Apple, Inc.	9,869	3,048,633
Celestica, Inc. *	315	104,404
Jabil, Inc.	2,770	872,688
		4,025,725
Technology Services - 5.7%
Mastercard, Inc. - Class A	4,460	2,556,026

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 87.0% (Continued)	Shares	Value
Technology - 34.4% (Continued)
Technology Services - 5.7% (Continued)
Moody’s Corporation	240	$ 114,811
2,670,837

Total Common Stocks (Cost $24,962,943)		$ 40,420,776

Money Market Funds - 14.1%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.55% (a) (Cost $6,541,895)	6,541,895	$ 6,541,895

Total Investments at Value - 101.1% (Cost $31,504,838)		$ 46,962,671

Liabilities in Excess of Other Assets - (1.1%)		(508,891)

Total Net Assets - 100.0%		$ 46,453,780

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2026.